Management Report - Corporate Divisions - Private & Commercial Bank (Detail) - Private & Commercial Bank [Member] - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net revenues [Abstract]
Private & Commercial Business (Germany)		€ 1,635	€ 1,573	€ 3,471	€ 3,209
Private and Commercial Business (International)	[1]	376	395	749	767
Wealth Management (Global)		470	523	896	1,139
Exited Businesses	[2]	62	67	66	148
Total net revenues		2,542	2,559	5,182	5,263
thereof [Abstract]
Net interest income		1,516	1,536	3,001	2,924
Commission and fee income		793	852	1,661	1,775
Remaining income		233	171	520	563
Provision for credit losses		86	22	174	100
Noninterest expenses [Abstract]
Compensation and benefits		1,000	989	1,977	1,994
General and administrative expenses		1,184	1,214	2,450	2,454
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		11	(4)	(7)	(52)
Total noninterest expenses		2,194	2,199	4,421	4,396
Noncontrolling interests		0	(1)	0	(1)
Income (loss) before income taxes		€ 262	€ 338	€ 586	€ 768

[1]	Covers operations in Belgium, India, Italy and Spain.
[2]	Covers operations in Poland and Portugal as well as Private Client Services (PCS) and Hua Xia in historical periods.